Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 243,246	$ 227,609
Deposits	659,034	568,143
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	2,890	2,156
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	18,073	15,829
Financial assets at fair value through other comprehensive income [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 51	$ 22